Accrued liabilities - Current (Details) $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Accrued liabilities
Fuel and traffic accrued expenses		$ 1,315,363	$ 1,106,913	$ 922,607
Maintenance and aircraft parts accrued expenses		79,280	194,366	130,897
Sales, marketing and distribution accrued expenses		283,538	143,758	102,880
Maintenance deposits		141,371	132,519	179,288
Salaries and benefits		187,072	114,781	170,994
Accrued administrative expenses		67,306	90,459	80,981
Aircraft and engine lease extension benefit		50,796	83,047	85,124
Deferred revenue from VClub membership		59,557	76,261	32,771
Information and communication accrued expenses		45,008	44,638	32,950
Supplier services agreement		10,634	10,634	6,333
Depositary services benefit			1,473	2,068
Advances from travel agencies		482	650	1,536
Others		77,985	51,474	37,010
Total accrued liabilities	$ 117,787	$ 2,318,392	$ 2,050,973	$ 1,785,439